Operation lease and other commitment (Details)	3 Months Ended
Mar. 31, 2019 USD ($)
Operation Lease And Other Commitment Details Abstract
Operating lease right-of-use assets, beginning balance	$ 393,110
operating lease right-of-use assets, Accumulated amortization	(64,081)
operating lease right-of-use assets, ending balance	$ 329,029